Long-Term Debt (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Long-Term Debt
Note 9. Long-Term Debt
Long-term debt consisted of the following as of:
	September 30, 2021	December 31, 2020
	(in thousands)
Term notes with interest payable monthly, interest rate at Adjusted LIBOR or Alternative Base Rate, plus an applicable margin of 3.25% (3.75% at September 30, 2021) quarterly principal payments of 0.25% of original principal balance with balloon payment due July 2028	$350,000	$—
Revolver with interest payable monthly, interest rate at Adjusted LIBOR or Alternative Base Rate, plus an applicable margin of 3.25% (3.33% at September 30, 2021), and outstanding balance due July 2026	35,000	—
Term notes with interest payable monthly, interest rate at Adjusted LIBOR or Alternative Base Rate, plus an applicable margin of 5.50% (5.65% at December 31, 2020) quarterly principal payments of 0.25% of original principal balance with balloon payment due August 2025	—	720,964
Asset purchase agreement related to acquisition of Service Nation, Inc., zero-interest unsecured debt (effective interest of 10%) with principal payments due monthly through February 2021	—	15
Subordinated unsecured promissory note related to acquisition of Service Nation, Inc., interest paid-in-kind, interest rate at 8.5% with balloon payment due September 2022	2,805	2,633
Subordinated unsecured promissory note related to acquisition of Technique Fitness, Inc. D/B/A Club OS, interest paid-in-kind, interest rate at 7% with balloon payment due December 2022	2,608	2,476
Principal debt	390,413	726,088
Deferred financing costs on long-term debt	(3,558)	(1,054)
Discount on long-term debt	(1,787)	(26,702)
Total debt	385,068	698,332
Less current maturities	6,279	7,294
Long-term portion	$378,789	$691,038
The Company determines the fair value of long-term debt based on trading prices for its debt if available. As of September 30, 2021, the Company obtained trading prices for the term notes outstanding. Such instruments are classified as Level 1. If no such trading prices are available, the Company determines the fair value of long-term debt using discounted cash flows, applying current interest rates and current credit spreads, based on its own credit risk. Such instruments are classified as Level 2. The fair value amounts were approximately $390.9 million and $710.3 million as of September 30, 2021 and December 31, 2020, respectively.
As of January 1, 2020, the Company had an outstanding credit agreement under which the Company obtained (i) a term loan of $415.0 million (“Term Loan”), (ii) commitments for delayed draw term loans (“DDTLs”) up to $135.0 million and (iii) commitments for revolving loans (Revolver) up to $50.0 million including commitments for the issuance of up to $10.0 million of letters of credit (together, the “Credit Facility”).
During the year ended December 31, 2020, the Company entered into an amendment to the Credit Facility which provided an incremental commitment for additional DDTLs of $250.0 million, resulting in a total commitment for DDTLs of $385.0 million. The incremental commitment DDTLs bore the same terms and conditions as the original DDTLs within the Credit Facility. During the year ended December 31, 2020, the Company received proceeds of $264.7 million, net of discount on long-term debt of $9.0 million, in connection with the DDTLs. During the three and nine months ended September 30, 2021, the Company received proceeds of nil and $69.2 million, respectively, net of discount on long-term debt of nil and $2.9 million, respectively, in connection with the DDTLs. The Company paid commitment fees on the revolver at a variable rate that ranged from 0.375% to 0.50% per annum (based on the Company’s most recent first lien leverage ratio) and the incremental delayed draw unused commitments of 1.5% per annum paid quarterly in arrears.
In March 2020, the Company borrowed $50.0 million under the revolver at rates ranging from 5.68% to 6.25%. The Company repaid the revolver in full in September 2020 and no balance was outstanding at December 31, 2020.
In connection with the IPO, the Company refinanced its outstanding credit facility on July 6, 2021. The Company entered into a new credit facility (“New Credit Facility”) that includes term loans in an aggregate principal amount of $350.0 million (“New Term Loans”) and a revolver with a capacity of $190.0 million (“New Revolver”), of which it borrowed $79.0 million upon closing, and which it repaid $44.0 million during the three months ended September 30, 2021. The proceeds from the New Term Loans and New Revolver were used in conjunction with the proceeds from the IPO to retire the existing Credit Facility. The New Term Loans have a term of seven years, and quarterly payments of principal of $0.9 million and interest in arrears. The New Revolver has a term of five years. Borrowings under the New Credit Agreement will be available as alternate base rate (“ABR”) or Eurocurrency borrowings. ABR borrowings under the New Credit Agreement accrue interest at an alternate base rate plus an applicable rate, and Eurocurrency borrowings accrue interest at an adjusted LIBOR rate plus an applicable rate. The ABR rate represents the greater of the prime rate, Federal Reserve Bank of New York rate plus ½ of 1%, and an adjusted LIBOR rate for a one month interest period plus 1%. At the time of origination, the applicable rate for the New Term Loans and the New Revolver was 3% for Eurocurrency borrowings and 2% for ABR borrowings, in each case subject to change based on the Company’s first lien net leverage ratio. The Company concluded that the refinance qualified as an extinguishment of the existing Credit Facility. In connection therewith, the Company recorded a loss on debt extinguishment of approximately $28.7 million during three months ended September 30, 2021.
As of January 1, 2020, the Company also had outstanding subordinated promissory notes (“Legacy Subordinated Notes”) that included paid-in-kind (“PIK”) interest. The interest on the Legacy Subordinated Notes is all PIK and is due upon maturity. Total PIK interest was $0.1 million for each of the three months ended September 30, 2021 and 2020, and $0.3 million for each of the nine months ended September 30, 2021 and 2020.
The Company’s New Credit Facility is subject to certain financial and nonfinancial covenants and is secured by substantially all assets of the Company. As of September 30, 2021, the Company was in compliance with all of its covenants.
Aggregate maturities of the Company’s debt for the years ending December 31 are as follows as of September 30, 2021 (in thousands):
Years ending December 31:
2021 (remaining three months)	$875
2022	9,362
2023	3,500
2024	3,500
2025	3,500
Thereafter	370,125
Total aggregate maturities of the Company’s debt	$390,862
Included in aggregate maturities is future paid-in-kind interest totaling $0.5 million that will accrue over the term of the related debt.

Note 9. Long-Term Debt
Long-term debt consisted of the following as of December 31, 2020 and 2019:

	2020	2019
	in thousands
Term notes with interest payable monthly, interest rate at Adjusted LIBOR or Alternative Base Rate, plus an applicable margin of 4.50% (5.65% and 7.30% at December 31, 2020 and 2019, respectively) quarterly principal payments of 0.25% of original principal balance with balloon payment due August 2025	$720,964	$453,065
Asset purchase agreement related to acquisition of Service Nation, Inc., zero-interest unsecured debt (effective interest of 10%) with principal payments due monthly through February 2021	15	105
Subordinated unsecured promissory note related to acquisition of Service Nation, Inc., interest paid-in-kind, interest rate at 8.5% with balloon payment due September 2022	2,633	2,419
Subordinated unsecured promissory note related to acquisition of Technique Fitness, Inc. D/B/A Club OS, interest paid-in-kind, interest rate at 7% with balloon payment due December 2022	2,476	2,308
Principal debt	726,088	457,897
Deferred financing costs on long-term debt	(1,054)	(970)
Discount on long-term debt	(26,702)	(18,164)
Total debt	698,332	438,763
Less current maturities	7,294	4,632
Long-term portion	$691,038	$434,131
The Company determines the fair value of long-term debt using discounted cash flows, applying current interest rates and current credit spreads, based on its own credit risk. Such instruments are classified as Level 2. The fair value amounts were $710.3 million and $438.8 million as of December 31, 2020 and 2019, respectively.
As of January 1, 2019, the Company had outstanding term notes payable (“Legacy Term Notes”) and subordinated promissory notes (“Legacy Subordinated Notes”) that included paid-in-kind (“PIK”) interest. The PIK interest on the Legacy Term Notes bore an interest rate of 1.75% and was accrued on the last business day of each quarter. The interest on the Legacy Subordinated Notes is all PIK and is due upon maturity. Total PIK interest was $0.4 million and $1.3 million for the year ended December 31, 2020 and 2019, respectively.
Prior to the execution of the August 2019 credit agreement, the Company issued notes in the amount of $143.0 million through Equity Sponsors (“ES Notes”). The ES Notes required monthly payments of principal and interest. Interest rates on the ES Notes were floating based on one month LIBOR plus a spread of 8.25%.
In conjunction with the August 2019 equity transaction described further in Note 10, the Company entered into a credit agreement under which the Company obtained (i) a term loan of $415.0 million (“Term Loan”), (ii) commitments for delayed draw term loans (“DDTLs”) up to $135.0 million and (iii) commitments for revolving loans (Revolver) up to $50.0 million including commitments for the issuance of up to $10 million of letters of credit (together, the “Credit Facility”). During the year ended December 31, 2019, the Company received proceeds of $39.2 million in connection with the DDTLs.
The Company used proceeds from the Credit Facility to repay the outstanding balance of the ES Notes and Legacy Term Notes. The Company recorded the difference between the amount paid to extinguish the debt and the carrying value of the debt, inclusive of deferred financing costs, as a loss on extinguishment of debt of $15.5 million in the consolidated statements of operations and comprehensive loss.
During the year ended December 31, 2020, the Company entered into an amendment to the Credit Facility which provided an incremental commitment for additional DDTLs of $250 million, resulting in a total commitment for DDTLs of $385 million. The incremental commitment DDTLs bear the same terms and conditions as the original DDTLs within the Credit Facility. During the year ended December 31, 2020, the Company received proceeds of $264.7 million, net of discount on long-term debt of $9.0 million, in connection with the DDTLs. The Company pays commitment fees on the revolver at a variable rate that ranges from 0.375% to 0.50% per annum (based on the Company’s most recent first lien leverage ratio) and the incremental delayed draw unused commitments of 1.5% per annum, in each case, paid quarterly in arrears.
In March 2020, the Company borrowed $50.0 million under the revolver at rates ranging from 5.68% to 6.25%. The Company repaid the revolver in full in September 2020 and no balance was outstanding at December 31, 2020.
The outstanding balance of the Credit Facility at December 31, 2020 of $721.0 million is comprised of $409.8 million related to the Term Loan and $311.2 million related to the aggregate DDTLs. The outstanding balance of the Legacy Subordinated Notes at December 31, 2020 is $5.1 million.
The Company’s Credit Facility is subject to certain financial and nonfinancial covenants and is secured by substantially all assets of the Company. As of December 31, 2020, the Company was in compliance with all of its covenants.
Aggregate maturities of the Company’s debt for the years ending December 31 are as follows (in thousands):
Years ending December 31:
2021	$7,294
2022	13,152
2023	7,279
2024	7,279
2025	691,848
Thereafter	—
Total aggregate maturities of the Company’s debt	$726,852
Included in aggregate maturities is future paid-in-kind interest totaling $0.8 million that will accrue over the term of the related debt.
Information related to changes to the Company’s debt outstanding subsequent to December 31, 2020, are included in subsequent events in Note 19.